                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2151
                  --------------------------------------------

                         BANCROFT CONVERTIBLE FUND, INC.

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                         Bancroft Convertible Fund, Inc.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


        Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31, 2003

Date of reporting period:  October 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                           BANCROFT CONVERTIBLE FUND

                                [GRAPHIC OMITTED]

                               2003 Annual Report
                                October 31, 2003

                               2003 Annual Report
                                October 31, 2003

Bancroft Convertible Fund, Inc. (the "Fund") operates as a closed-end, diversified management investment company and invests primarily in convertible securities, with the objectives of providing income and the potential for capital appreciation -- which objectives the Fund considers to be relatively equal, over the long-term, due to the nature of the securities in which it invests.

                                   Highlights

Performance through October 31, 2003 with dividends reinvested

                                              10 Months   1 Year   5 Years  10 Years
                                              ---------   ------   -------  --------
Bancroft market value (a) ..................    14.33%    16.71%    34.85%   173.02%
Bancroft net asset value (b) ...............    14.26     16.67     32.61    134.49
Closed-end convertible fund average (b) ....    23.49     30.37     32.16    107.35
S&P 500 (a) ................................    21.21     20.80      2.68    169.58
Russell 2000 (a) ...........................    39.40     43.40     49.95    103.80(c)
Lehman Aggregate Bond Total Return Index (b)     2.81      4.90     37.27     92.71

Performance data represent past results and do not reflect future performance.
(a) From Bloomberg L.P. pricing service.
(b) From Lipper, Inc. Closed-End Fund Performance Analysis, dated October 31, 2003.
(c) Simple appreciation of index.

--------------------------------------------------------------------------------

Quarterly History of NAV and Market Price

                 Net Asset Values       Market Prices (AMEX, symbol BCV)
Qtr. Ended    High     Low     Close         High     Low     Close
----------   ------   ------   ------       ------   ------   ------
Jan. 03      $19.21   $18.58   $18.80       $19.20   $17.53   $18.41
Apr. 03       19.55    18.17    19.55        19.25    17.68    18.95
Jul. 03       20.58    19.55    20.02        19.85    18.95    19.80
Oct. 03       20.84    19.61    20.84        19.70    19.05    19.70

--------------------------------------------------------------------------------

Dividend Distributions (12 Months)

 Record     Payment              Capital       *Corporate
  Date       Date      Income     Gains         Deduction
  ----       ----      ------     -----         ---------
11/29/02   12/27/02   $  0.231       --           16%
 3/14/03    3/28/03      0.180       --            4
 6/13/03    6/27/03      0.160       --            4
 9/18/03    9/29/03      0.160       --            4
                      --------
                      $  0.731
                      ========

* Percentage of each ordinary income distribution qualifying for the corporate dividend received tax deduction.

BANCROFT CONVERTIBLE FUND

To Our Shareholders

      The US economy is finally beginning to grow robustly again. Most of the effects of the bursting of the Internet bubble in 2000 have washed through the financial markets and the economy. Time, productivity and lower tax rates have started to take effect. While we do not expect the kind of Gross Domestic Product (GDP) growth (8.2%) and productivity growth (9.4%) we saw in the third quarter of 2003 to continue, we do see annual GDP growth around 4% for 2004. Sustained GDP growth at 4% would expand job creation and increase corporate profits. With the price to estimated earnings for the S&P 500 index falling below 20x, the stock market would be closer to its historical mean of 15x.

      Bancroft Convertible Fund is the oldest closed-end convertible fund. Founded in 1971, the Fund's strategy has remained consistently as an equity investment that uses convertible securities to reduce risk and volatility. This strategy tends to outperform in bear markets and lag in bull markets. For the five and ten year periods ended October 31, 2003 the Fund did outperform its peers within the category of closed-end convertible funds followed by Lipper, Inc. (this category consists of seven funds for ten years, eight funds for five years and currently consists of thirteen funds). Fund performance for the fiscal year 2003 (October 31, 2003) has lagged its peers as we may have moved in to a bull market and our peers have changed. Of the thirteen closed-end convertible funds in the Lipper Inc. survey, five are now leveraged, seven have recently had more than one third of their portfolios in non-convertible debt (mostly high yield securities) and one has half in common stock and warrants. Only four funds remain unleveraged convertible (greater than 80% of investments) funds. The addition of leverage usually makes portfolios more volatile and the addition of non-convertible debt increases exposure to interest rate risk.

      The open-end mutual fund industry has been caught up in a financial scandal involving market timing and late trading, which may adversely affect long-term investors in the funds implicated in the scandal. The publicly-traded closed-end fund format prevents the kind of trading activity at the center of the scandal from affecting the assets or diluting the interests of the shareholders in closed-end funds. Readers should note this is another positive attribute of the closed-end fund structure.

      The Fund's website (www.bancroftfund.com) contains press releases, dividend information and daily net asset values. The Closed-End Fund Association (www.cefa.com), of which the Fund is a member, is another source of information on many closed-end funds.* Based upon data through November 30, 2003, Morningstar ** has rated the Fund's performance at three stars (average) overall as measured on the "Quicktake Report" on their website. In addition, shareholders who wish to obtain a copy of the most recent report on the Fund issued by Standard and Poor's should contact us.

      At its November meeting the Board of Directors declared a dividend of 21 cents per share. The dividend consists of undistributed net investment income. This dividend will be payable on December 26, 2003 to shareholders of record on November 28, 2003.

      The 2004 annual meeting of shareholders will be held in Bonita Springs, Florida on February 14, 2004. Time and location will be included in the Proxy Statement, scheduled to be mailed to shareholders on December 29, 2003. All shareholders are welcome to attend and we hope to see you there.

/s/ Thomas H. Dinsmore

Thomas H. Dinsmore
Chairman of the Board

December 5, 2003

* The Closed-End Fund Association is solely responsible for the content of its website.
** Morningstar is a mutual fund analysis and statistical reporting service that reports on and rates most mutual funds. It is solely responsible for the content of its website.

BANCROFT CONVERTIBLE FUND

Largest Investment Holdings by underlying common stock

                                                                                     Value        % Total
                                                                                    (Note 1)     Net Assets
                                                                                    --------     ----------
New York Community Bancorp, Inc. ................................................   $ 2,874,680      2.9%
  A holding company for New York Community Bank, a thrift, that operates through divisional banks in New York and New Jersey.

Washington Mutual, Inc. .........................................................     2,610,000      2.7
  A financial services company that provides a diversified line of products and services to consumers and small to mid-sized businesses.

Lucent Technologies, Inc. .......................................................     2,512,800      2.6
  Designs, builds and delivers a wide range of public and private networks, communications systems and software, and data networking systems. The Company also designs, builds and delivers business telephone systems and microelectronic components.

Reinsurance Group of America, Inc. ..............................................     2,360,000      2.4
  Through its subsidiaries, provides life insurance and reinsurance of asset-intensive products and financial reinsurance in the United States,
  Canada and various international markets.

Church & Dwight Co., Inc. .......................................................     2,216,320      2.3
  Produces sodium bicarbonate and sodium bicarbonate-based products. The Company sells its products primarily under the Arm & Hammer trademark, to consumers and to industrial customers and distributors.

Capital One Financial Corp. .....................................................     2,137,950      2.2
  Through its subsidiaries, provides credit card products, certain consumer lending and deposit services.

Ivax Corp. ......................................................................     2,015,250      2.0
  Researches, develops, manufactures and markets branded and generic pharmaceuticals in the United States and international markets. The Company also specializes in veterinary products and nutraceuticals.

Kerr-McGee Corp. ................................................................     1,985,500      2.0
  Explores for and produces oil and natural gas in various countries around the world. The Company focuses on offshore activities primarily in the Gulf of
  Mexico and the North Sea.

Travelers Property Casualty Corp. ...............................................     1,915,200      1.9
  Provides a broad range of insurance products and services for the commercial and consumer markets.

School Specialty, Inc. ..........................................................     1,825,453      1.9
  Distributes non-textbook educational supplies and furniture for grades            -----------     ----
  pre-kindergarten through 12.

Total ...........................................................................   $22,453,153     22.9%
                                                                                    ===========     ====

BANCROFT CONVERTIBLE FUND

Major Industry Exposure

                                     % Total
                                    Net Assets
                                    ----------
Financial & Insurance ...............  10.9%
Banking/Savings & Loan ..............  10.6
Telecommunications ..................   9.9
Retail ..............................   9.4
Pharmaceuticals .....................   9.3
Energy ..............................   7.6
Technology ..........................   7.3
Health Care .........................   6.7
Aerospace & Defense .................   4.9
Entertainment .......................   4.5
                                       ----
Total ...............................  81.1%
                                       ====

Major Portfolio Changes by underlying common stock
Six months ended October 31, 2003

ADDITIONS

Chesapeake Energy Corp.

Church & Dwight Co., Inc.

Comverse Technology, Inc.

Doral Financial Corp.

General Motors Corp.

Lucent Technologies, Inc.

Nextel Communications, Inc.

Omnicare, Inc.
 (exchangeable from Omnicare Capital Trust I)

UTStarcom, Inc.

Vishay Intertechnology, Inc.

The Williams Companies, Inc.

Xerox Corp.

REDUCTIONS

Analog Devices, Inc.

Anixter International, Inc.

The Chubb Corp.

Commerce Bancorp, Inc.

Credence Systems Corp.

Hutchinson Technology, Inc.

Offshore Logistics, Inc.

Oneok, Inc.

Siebel Systems, Inc.

STMicroelectronics, N.V.

UTStarcom, Inc.

WPP Group plc

Xerox Corp.

BANCROFT CONVERTIBLE FUND

Portfolio of Investments October 31, 2003

 Principal
  Amount                                                                               Identified     Value
 or Shares                                                                                Cost       (Note 1)
-----------                                                                            -----------  -----------
                    ADVERTISING -- 2.5%
$ 1,550,000         The Interpublic Group Cos., Inc. 1.80% 2004 cv. sub. notes (NR) .. $ 1,476,478  $ 1,502,531
  1,000,000         Lamar Advertising Company 2.875% 2010 cv. sub. notes (B2) ........     980,625      950,625
                                                                                       -----------  -----------
                                                                                         2,457,103    2,453,156
                                                                                       -----------  -----------
                    AEROSPACE & DEFENSE -- 4.9%
  1,500,000         The Goldman Sachs Group, Inc. 1.00% 2009 exch. equity-linked
                    notes * (Aa3) (exch. for General Dynamics Corp. common stock) ....   1,635,967    1,393,140
    750,000         L-3 Communications Holdings, Inc. 5.25% 2009
                    cv. sr. sub. notes 144A (Ba3) ....................................     750,000      870,000
     15,000   shs   Northrop Grumman Corp. 7.25% equity units *,** (NR) ..............   1,608,754    1,513,500
     20,000   shs   RC Trust I 8.25% equity security units *,** (BB)
                    (exch. for Raytheon Co. class B common stock) ....................   1,013,971    1,010,000
                                                                                       -----------  -----------
                                                                                         5,008,692    4,786,640
                                                                                       -----------  -----------
                    AUTOMOTIVE -- 2.4%
     40,000   shs   General Motors Corp. 6.25% series C cv. sr. deb. (Baa1) ..........   1,000,000    1,109,600
  2,500,000         Lear Corp. 0% 2022 cv. sr. notes 144A (Ba1) ......................   1,057,192    1,278,138
                                                                                       -----------  -----------
                                                                                         2,057,192    2,387,738
                                                                                       -----------  -----------
                    BANKING/SAVINGS & LOAN -- 10.6%
     20,000   shs   Commerce Capital Trust II 5.95% cv. trust pfd. (Baa1)
                    (exch. for Commerce Bancorp, Inc. common stock) ..................   1,073,750    1,158,760
      4,000   shs   Doral Financial Corp. 4.75% perpetual cumulative
                    cv. pfd.144A (BB) ................................................   1,000,000    1,043,000
     40,000   shs   National Australia Bank Ltd. 7.875% exch. capital units (NR) .....   1,038,700    1,484,800
     40,000   shs   New York Community Bancorp, Inc. 6% BONUSES units (Ba1) ..........   2,004,706    2,874,680
      5,000   shs   State Street Corp. 6.75% treasury backed ACES ** (NR) ............   1,022,600    1,246,328
     35,000   shs   Washington Mutual Capital Trust PIERS units 144A (Baa1)
                    (exch. for Washington Mutual, Inc. common stock) ..................   1,773,125    2,030,000
     10,000   shs   Washington Mutual Capital Trust PIERS units (Baa1)
                    (exch. for Washington Mutual, Inc. common stock) ..................     520,313      580,000
                                                                                       -----------  -----------
                                                                                         8,433,194   10,417,568
                                                                                       -----------  -----------
                    CONSUMER GOODS -- 3.1%
  2,000,000         Church & Dwight Co., Inc. 5.25% 2033 cv. sr. deb. 144A (B1) ......   2,000,000    2,216,320
     30,000   shs   Constellation Brands, Inc. dep. shs. representing 5.75% series A
                    mandatory cv. pfd. ** (Ba2) ......................................     797,035      885,000
                                                                                       -----------  -----------
                                                                                         2,797,035    3,101,320
                                                                                       -----------  -----------
                    DATA-PROCESSING SERVICES -- 2.0%
    965,000         The BISYS Group, Inc. 4% 2006 cv. sub. notes 144A (NR) ...........     959,375      940,875
    285,000         The BISYS Group, Inc. 4% 2006 cv. sub. notes (NR) ................     274,500      277,875
    875,000         Pegasus Solutions, Inc. 3.875% 2023 cv. sr. notes 144A (NR) ......     880,781      792,969
                                                                                       -----------  -----------
                                                                                         2,114,656    2,011,719
                                                                                       -----------  -----------
                    ENERGY -- 7.6%
     12,500   shs   Chesapeake Energy Corp. 6% cum. cv. pfd. 144A (B3) ...............     780,869      852,375
      7,500   shs   Chesapeake Energy Corp. 6% cum. cv. pfd. (B3) ....................     489,375      511,425
    500,000         Devon Energy Corp. 4.90% 2008 cv. sub. deb. * (Baa2)
                    (conv. into ChevronTexaco Corp. common stock) ....................     549,953      511,250
  1,000,000         Devon Energy Corp. 4.95% 2008 cv. sub. deb. * (Baa2)
                    (conv. into ChevronTexaco Corp. common stock) ....................   1,123,715    1,022,500
  1,900,000         Kerr-McGee Corp. 5.25% 2010 cv. sub. deb. (Baa3) .................   1,992,938    1,985,500
     30,000   shs   Kerr-McGee Corp. 5.50% 2004 DECS ** (Baa3)
                    (exch. for Devon Energy Corp. common stock) ......................     995,625    1,279,500
     20,000   shs   The Williams Cos., Inc. 5.50% 2033 jr. sub. cv. deb. 144A (B-) ...   1,015,000    1,310,000
                                                                                       -----------  -----------
                                                                                         6,947,475    7,472,550
                                                                                       -----------  -----------

BANCROFT CONVERTIBLE FUND

 Principal
  Amount                                                                               Identified     Value
 or Shares                                                                                Cost       (Note 1)
-----------                                                                            -----------  -----------
                    ENTERTAINMENT -- 4.5%
 $  500,000         Alloy, Inc. 5.375% 2023 cv. sr. deb (NR) ......................... $   511,875  $   452,500
     22,500   shs   Emmis Communications Corp. 6.25% series A cum. cv. pfd. (Caa1) ...     919,590    1,023,750
  2,500,000         News America, Inc. 0% 2021 LYONs 144A (Baa3)
                    (exch. for ADS representing The News Corp. Limited common stock) .   1,374,586    1,415,375
      1,500   shs   Radio One, Inc. 6.50% HIGH TIDES (B3) ............................   1,529,438    1,537,220
                                                                                       -----------  -----------
                                                                                         4,335,489    4,428,845
                                                                                       -----------  -----------
                    FINANCIAL& INSURANCE -- 10.9%
     45,000   shs   Capital One Financial Corp. 6.25% Upper DECS *,** (Baa3) .........   2,208,750    2,137,950
     34,000   shs   The Chubb Corp. 7% equity units *,** (A1) ........................     875,495      943,500
     40,000   shs   Platinum Underwriters Holdings, Ltd. 7% eq. sec. units *,** (NR) .   1,121,479    1,208,000
     40,000   shs   Reinsurance Group of America, Inc. 5.75% PIERS (Baa2) ............   2,000,000    2,360,000
  1,000,000         Swiss Re America Holding Corp. 3.25% 2021 euro. sub. cv. bonds
                    144A (Aa1) (conv. into Swiss Reinsurance Company common stock) ...   1,007,750      932,500
     80,000   shs   Travelers Property Casualty Corp. 4.50% 2032
                    cv. jr. sub. notes (A3)...........................................   1,965,055    1,915,200
  1,500,000         XL Capital, Ltd. 0% 2021 cv. deb. 144A * (A1) ....................   1,090,716      952,500
    500,000         XL Capital, Ltd. 0% 2021 cv. deb. * (A1) .........................     361,823      317,500
                                                                                       -----------  -----------
                                                                                        10,631,068   10,767,150
                                                                                       -----------  -----------
                    HEALTH CARE -- 6.7%
    750,000         AmerisourceBergen Corp. 5% 2007 cv. sub. notes 144A (B1) .........     778,048      900,075
  1,000,000         Community Health Systems, Inc. 4.25% 2008 cv. sub. notes (B3) ....     988,600    1,048,700
    500,000         Health Management Associates, Inc. 1.50% 2023
                    cv. sr. notes * (BBB+) ...........................................     500,585      528,750
    500,000         LifePoint Hospitals, Inc. 4.50% 2009 cv. sub. notes 144A (B3) ....     500,000      483,750
    500,000         LifePoint Hospitals, Inc. 4.50% 2009 cv. sub. notes (B3) .........     490,000      483,750
     19,000   shs   Omnicare Capital Trust I 4% PIERS * (Ba3)
                    (exch. for Omnicare, Inc. common stock) ..........................   1,012,370    1,118,529
    500,000         Province Healthcare Company 4.25% 2008
                    cv. sub. notes 144A (B3) .........................................     457,500      467,500
    500,000         Province Healthcare Company 4.25% 2008 cv. sub. notes (B3) .......     450,000      467,500
    600,000         Sunrise Assisted Living, Inc. 5.25% 2009 cv. sub. notes 144A (B1).     585,938      638,628
    400,000         Sunrise Assisted Living, Inc. 5.25% 2009 cv. sub. notes (B1) .....     400,000      425,752
                                                                                       -----------  -----------
                                                                                         6,163,041    6,562,934
                                                                                       -----------  -----------
                    OFFICE EQUIPMENT -- 1.7%
  1,750,000         IOS Capital, LLC 5% 2007 cv. sub. notes 144A (Ba2)
                    (exch. for IKON Office Solutions, Inc. common stock) .............   1,746,250    1,680,000
                                                                                       -----------  -----------
                    PAPER & PAPER PRODUCTS-- 1.3%
     25,000   shs   Temple-Inland, Inc. 7.50% Upper DECS *,** (Baa3) .................   1,238,934    1,321,750
                                                                                       -----------  -----------
                    PHARMACEUTICALS -- 9.3%
  2,000,000         Alza Corp. 0% 2020 cv. sub. deb. (Aa1)
                    (exch. for Johnson & Johnson common stock) .......................   1,597,106    1,420,000
  1,000,000         Amgen, Inc. 0% 2032 LYONS * (A2) .................................     787,272      756,430
     21,500   shs   Baxter International, Inc. 7% equity units *,** (A3) .............     963,174    1,048,340
    750,000         Cephalon, Inc. 2.50% 2006 cv. sub. notes 144A (B-) ...............     739,375      703,125
    250,000         Cephalon, Inc. 2.50% 2006 cv. sub. notes (B-) ....................     223,750      234,375
  1,000,000         Gilead Sciences, Inc. 2% 2007 cv. sr. notes 144A (NR) ............   1,119,388    1,325,720
    250,000         Guilford Pharmaceuticals, Inc. 5% 2008 cv. sub. notes 144A (NR) ..     250,000      341,198

BANCROFT CONVERTIBLE FUND

 Principal
  Amount                                                                               Identified     Value
 or Shares                                                                                Cost       (Note 1)
-----------                                                                            -----------  -----------
                    PHARMACEUTICALS -- continued
 $  500,000         Ivax Corp. 4.50% 2008 cv. sr. sub. notes (NR) .................... $   495,000  $   485,250
  1,500,000         Ivax Corp. 5.50% 2007 cv. sr. sub. notes (NR) ....................   1,493,125    1,530,000
  1,000,000         Teva Pharmaceutical Finance B.V. 0.75% 2021 cv. sub. deb. (BBB)
                    (exch. for Teva Pharmaceuticals Industries Ltd. ADRs) ............   1,208,750    1,363,700
                                                                                       -----------  -----------
                                                                                         8,876,940    9,208,138
                                                                                       -----------  -----------
                    RETAIL -- 9.4%
    500,000         Barnes & Noble, Inc. 5.25% 2009 cv. sub. notes (B1) ..............     497,975      530,000
    750,000         Brinker International, Inc. 0% 2021 cv. sr. deb. (Baa2) ..........     486,680      501,975
  1,500,000         Charming Shoppes, Inc. 4.75% 2012 sr. cv. notes 144A (B2) ........   1,539,184    1,514,063
    250,000         Charming Shoppes, Inc. 4.75% 2012 sr. cv. notes (B2) .............     197,813      252,344
  2,000,000         Costco Wholesale Corp. 0% 2017 cv. sub. notes (A3) ...............   1,710,292    1,635,880
    500,000         Dave & Buster's, Inc. 5% 2008 cv. sub. notes Reg. D
                    with warrants attached (NR) ......................................     500,000      591,500
  1,225,000         Duane Reade, Inc. 2.148% 2022 cv. sr. notes 144A (B1) ............     730,061      637,772
    750,000         J.C. Penney, Inc. 5% 2008 cv. sub. notes (B1) ....................     752,875      789,375
    550,000         School Specialty, Inc. 6% 2008 cv. sub. notes 144A (B+) ..........     560,000      586,350
    250,000         School Specialty, Inc. 6% 2008 cv. sub. notes (B+) ...............     258,100      266,523
  1,000,000         School Specialty, Inc. 3.75% 2023 cv. sub. notes * (B+) ..........   1,012,757      972,580
     25,000   shs   Toys "R" Us, Inc. 6.25% equity securities units *,** (NR) ........   1,091,804    1,025,000
                                                                                       -----------  -----------
                                                                                         9,337,541    9,303,362
                                                                                       -----------  -----------
                    TECHNOLOGY -- 7.3%
    250,000         Affiliated Computer Services, Inc. 3.50% 2006
                    cv. sub. notes 144A (Baa2) .......................................     251,563      293,075
  1,000,000         Affiliated Computer Services, Inc. 3.50% 2006
                    cv. sub. notes (Baa2).............................................   1,184,125    1,172,300
  1,000,000         Axcelis Technologies, Inc. 4.25% 2007 cv. sub. notes (NR) ........     939,375      961,250
  1,000,000         International Rectifier 4.25% 2007 cv. sub. notes (B2) ...........     982,500      991,200
    500,000         Kulicke & Soffa Industries, Inc. 4.75% 2006 cv. sub. notes (Caa2)      481,875      482,500
  1,000,000         Mercury Interactive Corp. 4.75% 2007 cv. sub. notes (NR) .........     991,250      995,000
  1,000,000         STMicroelectronics, N.V. 0% 2013 sr. cv. bonds 144A # (A-) .......   1,000,000    1,075,000
  1,000,000         Vishay Intertechnology, Inc. 3.625% 2023 cv. sub. notes 144A (B2)    1,166,952    1,240,040
                                                                                       -----------  -----------
                                                                                         6,997,640    7,210,365
                                                                                       -----------  -----------
                    TELECOMMUNICATIONS -- 9.9%
    550,000         Commonwealth Telephone Enterprises, Inc. 3.25% 2023
                    cv. notes * (NR) .................................................     574,690      567,872
    750,000         Comverse Technology, Inc. 0% 2023 ZYPS 144A # (BB-) ..............     750,000      898,125
    250,000         Comverse Technology, Inc. 0% 2023 ZYPS # (BB-) ...................     285,000      299,375
     27,700   shs   The Goldman Sachs Group, Inc. 7.30% mandatory exch. notes **
                    (Aa3) (exch. for Verizon Communications, Inc. common stock) ......     999,970      948,393
  1,000,000         Level 3 Communications, Inc. 2.875% 2010 cv. sub. notes (Ba3) ....   1,000,000    1,007,440
  1,000,000         Lucent Technologies, Inc. 2.75% 2023 series A cv. sr. deb. (Caa1)    1,000,000    1,229,720
  1,000,000         Lucent Technologies, Inc. 2.75% 2025 series B cv. sr. deb. (Caa1)    1,000,000    1,283,080
  1,000,000         Nextel Communications, Inc. 2.875% 2010 cv. sr. notes (B2) .......   1,132,500    1,155,000
    750,000         Tekelec, Inc. 2.25% 2008 cv. sub. discount notes 144A (NR) .......     756,719      837,150
  1,000,000         UTStarcom, Inc. 0.875% 2008 cv. notes (NR) .......................   1,637,025    1,500,000
                                                                                       -----------  -----------
                                                                                         9,135,904    9,726,155
                                                                                       -----------  -----------
                    TRANSPORTATION -- 2.0%
    750,000         Continental Airlines, Inc. 4.50% 2007 cv. notes (Caa2) ...........     750,000      678,000
    250,000         ExpressJet Holdings, Inc. 4.25% 2023 cv. notes (NR) ..............     250,000      284,353
  1,000,000         United Parcel Service, Inc. 1.75% 2007
                    cash-settled cv. sr. notes (Aaa) .................................     980,000    1,030,000
                                                                                       -----------  -----------
                                                                                         1,980,000    1,992,353
                                                                                       -----------  -----------

BANCROFT CONVERTIBLE FUND

 Principal
  Amount                                                                               Identified     Value
 or Shares                                                                                Cost       (Note 1)
-----------                                                                            -----------  -----------
                    UTILITIES -- 2.3%
     30,000   shs   American Electric Power Co., Inc. 9.25% equity units *,** (Baa3) . $ 1,491,117  $ 1,282,500
     40,000   shs   DTE Energy Co. 8.75% equity security units *,** (BBB) ............   1,013,139      990,800
                                                                                       -----------  -----------
                                                                                         2,504,256    2,273,300
                                                                                       -----------  -----------
                    SHORT-TERM SECURITIES -- 0.0%
   $ 11,000         U.S. Treasury notes 3.375% 4/30/04 + (Aaa) ........................     11,244       11,127
                                                                                       -----------  -----------
                    Total Convertible Bonds and Notes -- 60.3% ........................ 58,198,272   59,355,143
                    Total Convertible Preferred Stocks -- 21.2% ....................... 18,122,291   20,909,339
                    Total Mandatory Convertible Securities -- 17.1% ................... 16,441,847   16,840,561
                    Total Short-Term Securities -- 0.0% ...............................     11,244       11,127
                                                                                       -----------  -----------
                    Total Investments -- 98.6% ........................................$92,773,654   97,116,170
                                                                                       ===========  -----------
                    Other assets and liabilities, net -- 1.4% .........................               1,369,330
                                                                                                    -----------
                    Total Net Assets -- 100.0% ........................................             $98,485,500
                                                                                                    ===========

* Contingent payment debt instrument which accrues contingent interest. See Note 1(b).
** Mandatory convertible. See Note 1(e).
#  Non-income producing security.
+  Collateral for a letter of credit.

ACES             Automatic Convertible Equity Securities.
ADR              American Depositary Receipts.
ADS              American Depositary Shares.
BONUSES          Bifurcated Option Note Unit Securities.
DECS             Debt Exchangeable for Common Stock.
HIGH TIDES       Remarketable Term Income Deferrable Equity Securities.
LYONs            Liquid Yield Option Notes.
PIERS            Preferred Income Equity Redeemable Securities.
ZYPS             Zero Yield Puttable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's, a division of McGraw-Hill Companies, Inc., have been obtained from sources believed reliable but have not been examined by PricewaterhouseCoopers LLP. NR is used whenever a rating is unavailable.

The cost of investments is $92,773,654 resulting in gross unrealized appreciation and depreciation of $6,557,874 and $2,215,358, respectively, or net unrealized appreciation of $4,342,516.

                 See accompanying notes to financial statements

BANCROFT CONVERTIBLE FUND

Statement of Assets and Liabilities

                                                                       October 31, 2003
                                                                       ----------------
Assets:
     Investments at value (cost $92,773,654) (Note 1) ................   $  97,116,170
     Cash ............................................................         754,237
     Dividends and interest receivable ...............................         612,861
     Other assets ....................................................          82,825
                                                                         -------------
     Total assets ....................................................      98,566,093
                                                                         -------------
Liabilities:
     Accrued management fee (Note 2) .................................          60,863
     Accrued expenses ................................................           4,946
     Other liabilities ...............................................          14,784
                                                                         -------------
     Total liabilities ...............................................          80,593
                                                                         -------------
Net Assets ...........................................................   $  98,485,500
                                                                         =============
Net assets consist of:
     Undistributed net investment income .............................   $     985,125
     Accumulated net realized loss from investment transactions ......      (8,230,848)
     Unrealized appreciation on investments ..........................       4,342,516
     Capital shares (Note 3) .........................................          47,255
     Additional paid-in capital ......................................     101,341,452
                                                                         -------------
Net Assets ...........................................................   $  98,485,500
                                                                         =============
Net asset value per share ($98,485,500 / 4,725,858 outstanding shares)   $       20.84
                                                                         =============

Statement of Operations

For the Year Ended October 31, 2003

Investment Income (Note 1):
     Interest .......................................................    $   2,537,867
     Dividends ......................................................        1,891,223
                                                                         -------------
         Total Income ...............................................        4,429,090
                                                                         -------------
Expenses (Note 2):
     Management fee .................................................          681,194
     Custodian ......................................................           30,561
     Transfer agent .................................................           28,115
     Professional fees ..............................................           73,808
     Directors' fees ................................................          111,400
     Reports to shareholders ........................................           34,513
     Treasurer's office .............................................           25,000
     Other ..........................................................           92,259
                                                                         -------------
         Total Expenses .............................................        1,076,850
                                                                         -------------
Net Investment Income ...............................................        3,352,240
                                                                         -------------
Realized and Unrealized Loss on Investments:
     Net realized loss from investment transactions .................         (424,570)
     Net unrealized appreciation of investments .....................       11,355,567
                                                                         -------------
     Net gain on investments ........................................       10,930,997
                                                                         -------------
Net Increase in Net Assets Resulting from Operations ................    $  14,283,237
                                                                         =============

                 See accompanying notes to financial statements

BANCROFT CONVERTIBLE FUND

Statement of Changes in Net Assets

For the Years Ended October 31, 2003 and 2002

                                                                        2003            2002
                                                                    ------------    ------------
Change in net assets from operations:
     Net investment income ......................................   $  3,352,240    $  3,705,894
     Net realized loss from investment transactions .............       (424,570)     (5,477,832)
     Net change in appreciation of investments ..................     11,355,567      (3,974,229)
                                                                    ------------    ------------
         Net change in net assets resulting from operations .....     14,283,237      (5,746,167)
                                                                    ------------    ------------
Dividends to shareholders from:
     Net investment income ......................................     (3,445,042)     (4,381,151)

Capital share transactions (Note 3) .............................        742,900       1,168,112
                                                                    ------------    ------------
Change in net assets ............................................     11,581,095      (8,959,206)

Net assets at beginning of year .................................     86,904,405      95,863,611
                                                                    ------------    ------------
Net assets at end of year (including undistributed net investment
income of $985,125 and $1,077,927, respectively) ................   $ 98,485,500    $ 86,904,405
                                                                    ============    ============

Financial Highlights

Selected data for a share of common stock outstanding:

                                                                      Years Ended October 31,
                                                  -------------------------------------------------------------------
                                                   2003           2002           2001           2000           1999
                                                  -------        -------        -------       --------       --------
Operating Performance:
Net asset value, beginning of year ........        $18.55         $20.72         $27.09         $27.35         $26.89
                                                  -------        -------        -------       --------       --------
Net investment income .....................           .71            .79           1.07           1.04            .78
Net realized and unrealized gain (loss) ...          2.31          (2.02)         (3.23)          2.29           3.40
                                                  -------        -------        -------       --------       --------
  Total from investment operations ........          3.02          (1.23)         (2.16)          3.33           4.18
Less Distributions:
Dividends from net investment income ......          (.73)          (.94)         (1.11)          (.80)          (.78)
Distributions from realized gains .........            --             --          (3.10)         (2.90)         (2.94)
                                                  -------        -------        -------       --------       --------
  Total distributions .....................          (.73)          (.94)         (4.21)         (3.70)         (3.72)
Capital share repurchases .................            --             --             --            .11             --
                                                  -------        -------        -------       --------       --------
Net asset value, end of year ..............        $20.84         $18.55         $20.72         $27.09         $27.35
                                                  =======        =======        =======       ========       ========
Market value, end of year .................        $19.70         $17.54         $18.75         $22.63         $22.25
Total Net Asset Value Return (%)(a) .......         16.67          (6.29)         (8.68)         13.62          16.36
Total Investment Return (%)(b) ............         16.71          (1.82)          1.31          20.63          (2.96)
Ratios/Supplemental Data:
Net assets, end of year ($000's) ..........       $98,486        $86,904        $95,864       $111,336       $103,791
Ratio of expenses to average net assets (%)           1.2            1.2            1.1            1.1            1.1
Ratio of net investment income to
  average net assets (%) ..................           3.6            4.0            4.9            3.8            3.0
Portfolio turnover rate (%) ...............            87             78             83             93             72

----------
(a) Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.
(b) Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.

                 See accompanying notes to financial statements

BANCROFT CONVERTIBLE FUND

Notes to Financial Statements

1. Significant Accounting Policies

Bancroft Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(a) Security Valuation

Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between reported bid and asked prices as of the close of regular trading. Where no closing prices are available, value is determined by management, with the approval of the Board of Directors.

(b) Securities Transactions and Related Investment Income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 12 cents per share for the year ended October 31, 2003. In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income. At October 31, 2003 there were unrealized losses of approximately 3 cents per share on contingent payment debt instruments.

(c) Federal Income Taxes

It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary.

(d) Dividends and Distributions to Shareholders

The liability for dividends and distributions payable is recorded on the ex-dividend date.

(e) Market Risk

It is the Fund's policy to invest the majority of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock. The market value of those securities was $16,840,561 at October 31, 2003, representing 17% of net assets.

BANCROFT CONVERTIBLE FUND

2. Management Fee and Other Transactions with Affiliates

The management fee is paid to the investment adviser, Davis-Dinsmore Management Company (the "Adviser"). The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month.

The Adviser furnishes investment advice, office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer, up to a maximum of $25,000 a year, are reimbursed by the Fund. Such reimbursements amounted to $25,000 for the year ended October 31, 2003. The officers of the Fund are also directors, officers or employees of the Adviser, and are compensated by the Adviser.

3. Capital Stock

At October 31, 2003 there were 4,725,858 shares of $.01 par value common stock outstanding, (9,000,000 shares authorized).

The shares issued and resulting increase in paid-in capital in connection with reinvestment of dividends from net investment income during the years ended October 31, 2003 and 2002 were as follows:

                                    2003       2002
                                  --------  ----------
Shares issued                       41,388      58,552
Increase in paid-in capital       $742,900  $1,168,112

A distribution of $.21 per share, derived from net investment income, was declared on November 17, 2003, payable December 26, 2003 to shareholders of record at the close of business November 28, 2003.

The Board of Directors of the Fund has authorized the Fund to issue, to shareholders of record November 13, 2003, non-transferable rights to acquire additional shares of the Fund's common stock (the "Rights"). Shareholders received one Right for each whole share of common stock held as of November 13, 2003, rounded up to the nearest number of Rights evenly divisible by six. The Rights allow shareholders to subscribe for one share of the Fund's common stock for each six Rights held. The subscription price of the Rights will be the lesser of (a) 95% of the net asset value per share of the Fund's common stock on December 17, 2003, or (b) 95% of the average of the volume-weighted average sales prices of a share of the Fund's Common Stock on the American Stock Exchange on the December 17, 2003 and the four preceding trading days.

Rights may be exercised at any time prior to 5:00 p.m., Eastern time, on December 16, 2003, unless extended by the Fund.

4. Portfolio Activity

Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $77,444,095 and $75,236,643, respectively, for the year ended October 31, 2003.

BANCROFT CONVERTIBLE FUND

5. Income Taxes

Income and Capital Gain Distributions are determined in accordance with federal income tax regulations, which may differ from those reported for financial reporting purposes.

The cost of investments for federal income tax purposes is $92,816,654 resulting in gross unrealized appreciation and depreciation of $6,514,874 and $2,215,358, respectively, or net unrealized appreciation of $4,299,516 on a tax cost basis.

At October 31, 2003 the components of net assets (excluding paid-in capital) on a tax basis were as follows:

     Undistributed ordinary income                 $ 1,028,125
     Tax basis capital loss carryforward            (8,230,848)
     Unrealized appreciation                         4,299,516
                                                   -----------
                                                    (2,903,207)
                                                   ===========

The capital loss carryforward represents tax basis capital losses which may be carried over to offset future realized capital gains. To the extent that the carryforward is used, no capital gains distributions will be made. At October 31, 2002, the Fund had available for federal income tax purposes unused capital losses of $7,806,278, available to offset future capital gains, $2,328,446 of which expires in 2009 and $5,477,832 of which expires in 2010. The current year's loss carryover of $424,570 will expire on October 31, 2011.

The tax character of distributions paid during the years ended October 31, 2003 and 2002 were as follows:

                                        2003          2002
                                     ----------   -----------
     Ordinary Income                 $3,445,042   $ 4,381,151
     Long-Term Capital Gain                  --            --
                                     ----------   -----------
                                      3,445,042     4,381,151
                                     ==========   ===========

The Fund intends to designate the maximum amount of dividends allowable which qualify for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003.

BANCROFT CONVERTIBLE FUND

Report of Independent Auditors

To the Shareholders and Board of Directors of Bancroft Convertible Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets, and the financial highlights, present fairly, in all material respects, the financial position of Bancroft Convertible Fund, Inc. (the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
November 17, 2003

BANCROFT CONVERTIBLE FUND

Miscellaneous Notes

Automatic Dividend Investment and Cash Payment Plan

The Fund has an Automatic Dividend Investment and Cash Payment Plan (the "Plan"). Any shareholder may elect to join the Plan by sending an application to American Stock Transfer & Trust Company, P.O. Box 922, Church Street Station, NY 10269-0560 (the "Plan Agent"). You may also obtain additional information about the Plan by calling the Plan Agent toll free at (800) 937-5449. If your shares are held by a broker or other nominee, you should instruct the nominee to join the Plan on your behalf. Some brokers may require that your shares be taken out of the broker's "street name" and re-registered in your own name. Shareholders should also contact their broker to determine whether shares acquired through participation in the Plan can be transferred to another broker, and thereafter, whether the shareholder can continue to participate in the Plan.

Under the Plan, all dividends and distributions are automatically invested in additional Fund shares. Depending on the circumstances, shares may either be issued by the Fund or acquired through open market purchases at the current market price or net asset value, whichever is lower (but not less than 95% of market price). When the market price is lower, the Plan Agent will combine your dividends with those of other Plan participants and purchase shares in the market, thereby taking advantage of the lower commissions on larger purchases. There is no other charge for this service.

All dividends and distributions made by the Fund (including capital gain dividends and dividends designated as qualified dividend income, which are eligible for taxation at lower rates) remain taxable to Plan participants, regardless of whether such dividends and distributions are reinvested in additional shares of the Fund through open market purchases or through the issuance of new shares. Plan participants will be treated as receiving the cash used to purchase shares on the open market and, in the case of any dividend or distribution made in the form of newly issued shares, will be treated as receiving an amount equal to the fair market value of such shares as of the reinvestment date. Accordingly, a shareholder may incur a tax liability even though such shareholder has not received a cash distribution with which to pay the tax.

Plan participants may also voluntarily send cash payments of $100 to $10,000 per month to the Plan Agent, to be combined with other Plan monies, for purchase of additional Fund shares in the open market. You pay only a bank service charge of $1.25 per transaction, plus your proportionate share of the brokerage commission. All shares and fractional shares purchased will be held by the Plan Agent in your dividend reinvestment account. You may deposit with the Plan Agent any Bancroft stock certificates you hold, for a one-time fee of $7.50.

At any time, a Plan participant may instruct the Plan Agent to liquidate all or any portion of such Plan participant's account. To do so, a Plan participant must deliver written notice to the Plan Agent prior to the record date of any dividend or distribution requesting either liquidation or a stock certificate. The Plan Agent will combine all liquidation requests it receives from Plan participants on a particular day and will then sell shares of the Fund that are subject to liquidation requests in the open market. The amount of proceeds a Plan participant will receive shall be determined by the average sales price per share, after deducting brokerage commissions, of all shares sold by the Plan Agent for all Plan participants who have given the Plan Agent liquidation requests.

The Plan Agent or the Fund may terminate the Plan for any reason at any time by sending written notice addressed to Plan participant's address as shown on the Plan Agent's records. Following the date of termination, the Plan Agent shall send the Plan participant either the proceeds of liquidation, or a stock certificate or certificates for the full shares held by Plan Agent in Plan participant's account and a check for the value of any fractional interest in Plan participant's account based on the market price of the Fund's Common Stock on that date.

BANCROFT CONVERTIBLE FUND

Notice of Privacy Policy

The Fund has adopted a privacy policy in order to protect the confidentiality of nonpublic personal information that we have about you. We receive personal information, such as your name, address and account balances, when transactions occur in Bancroft shares registered in your name.

We may disclose this information to companies that perform services for the Fund, such as the Fund's transfer agent or proxy solicitors. These companies may only use this information in connection with the services they provide to the Fund, and not for any other purpose. We will not otherwise disclose any nonpublic personal information about our stockholders or former stockholders to anyone else, except as required by law.

Access to nonpublic information about you is restricted to our employees and service providers who need that information in order to provide services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

--------------------------------------------------------------------------------

Visit us on the Internet at www.bancroftfund.com. The site provides information about the Fund including daily net asset values (NAV), historical dividends, press releases and the Automatic Dividend Investment Plan, as well as information about Davis-Dinsmore Management Company, the Fund's adviser. In addition you can email us at info@bancroftfund.com.

--------------------------------------------------------------------------------

The Fund is a member of the Closed-End Fund Association (CEFA). Its website address is www.cefa.com. CEFA is solely responsible for the content of its website.

--------------------------------------------------------------------------------

The Fund's Proxy Voting Guidelines (the "Guidelines") are available without charge, by calling the Fund collect at (973) 631-1177. The Guidelines are also posted on the Fund's website at http://www.bancroftfund.com and are available on the SEC's website at http://www.sec.gov.

--------------------------------------------------------------------------------

Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future, purchase shares of its own Common Stock. These purchases may be made from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

--------------------------------------------------------------------------------

A Statement of Additional Information, dated November 17, 2003, which pertains to an offering of the Fund's Common Stock issuable upon exercise of rights that were issued to existing shareholders of the Fund on November 13, 2003, contains additional information about the Fund and Directors. The document is available, without charge, by calling the Fund collect at (973) 631-1177.

--------------------------------------------------------------------------------

Internet

www.bancroftfund.com
email: info@bancroftfund.com

Investment Adviser

Davis-Dinsmore Management Company
65 Madison Avenue, Suite 550
Morristown, NJ 07960-7308
(973) 631-1177

Shareholder Services and Transfer Agent

American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
(800) 937-5449
www.amstock.com

Common Stock Listing

American Stock Exchange Symbol: BCV

BANCROFT CONVERTIBLE FUND

                                    Directors

The business address of each director is 65 Madison Avenue, Suite 550, Morristown, NJ 07960-7308. Each director is also a director of Ellsworth Convertible Growth and Income Fund, Inc. (Ellsworth) (a closed-end management investment company).
Davis-Dinsmore Management Company (Davis-Dinsmore) is the Fund's investment adviser and is also the investment adviser to
Ellsworth. Because of this connection, the Fund and Ellsworth make up a Fund Complex. Therefore, each director oversees two investment companies in the Fund Complex.
-------------------------------------------------------------------------------------------------------------------------
                                  Term Of Office and                                                     Other Director-
                                    Length of Time         Principal Occupation(s) During Past           ship(s) Held by
Name and Age                           Served                            5 Years                         Director
-------------------------------------------------------------------------------------------------------------------------
Independent Directors
 Gordon F. Ahalt, 75              Term as Director         Retired. Prior to 2001, President of          CalDive Inter-
                                  expires 2004.            G.F.A. Inc. (petroleum industry               national, and
                                  Director since 1982.     consulting company). Prior to 1999,           The Houston
                                                           Consultant with W.H. Reaves & Co. (asset      Exploration
                                                           management company).                          Company

 William A. Benton, 70            Term as Director         Retired. Prior to 2001, Partner of BE         None
                                  expires 2006.            Partners (small options market maker).
                                  Director since 1994.     Prior to 2000, Limited Partner of Gavin,
                                                           Benton & Co. (NYSE specialist).

 Elizabeth C. Bogan, Ph.D., 59    Term as Director         Senior Lecturer in Economics at               None
                                  expires 2006.            Princeton University.
                                  Director since 1990.

 Donald M. Halsted, Jr., 76       Term as Director         Retired Business Executive.                   None
                                  expires 2005.
                                  Director since 1970.

 George R. Lieberman, 81          Term as Director         Retired Advertising Executive.                None
                                  expires 2006.
                                  Director since 1987.

 Duncan O. McKee, 72              Term of Director         Retired Attorney.                             None
                                  expires 2005.
                                  Director since 1996.

 Nicolas W. Platt, 50             Term as Director         Since January 2003, President of CNC-US       None
                                  expires 2004.            (an international consulting company).
                                  Director since 1997.     Prior to January 2003, Senior Partner of
                                                           Platt & Rickenbach (public relations
                                                           firm). Prior to May 2001, with WPP
                                                           Group, UK, as Exec. Vice Pres. of Ogilvy
                                                           Public Relations Worldwide and Managing
                                                           Director of the Corporate Financial
                                                           Practice at Burson-Marsteller (public
                                                           relations firm).

BANCROFT CONVERTIBLE FUND

-------------------------------------------------------------------------------------------------------------------------
                                  Term Of Office and                                                     Other Director-
                                    Length of Time         Principal Occupation(s) During Past           ship(s) Held by
Name and Age                           Served                            5 Years                         Director
-------------------------------------------------------------------------------------------------------------------------
Interested Directors
 Thomas H. Dinsmore, 50 (1,2)     Term as Director         Chairman and Chief Executive Officer of       None
                                  expires 2005.            the Fund, Ellsworth and Davis-Dinsmore.
                                  Director since 1985.

 Jane D. O'Keeffe, 48 (1,2)       Term as Director         President of the Fund, Ellsworth and          None
                                  expires 2004.            Davis-Dinsmore.
                                  Director since 1995.

                                    Officers

The business address of each officer is 65 Madison Avenue, Suite 550, Morristown, NJ 07960-7308. Officers are elected by and serve at the pleasure of the Board of Directors. Each officer holds office until the annual meeting to be held in
2004, and thereafter until his or her respective successor is duly elected and qualified.
-------------------------------------------------------------------------------------------------------------------------
                                                           Officer    Principal Occupation(s) During the
Name and Age                    Positions with the Fund     Since                   Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
 Thomas H. Dinsmore, 50 (1,2)   Director, Chairman and     1986       Chairman and Chief Executive Officer of the Fund,
                                Chief Executive Officer               Ellsworth and Davis-Dinsmore

 Jane D. O'Keeffe, 48 (1,2)     Director and President     1994       President of the Fund, Ellsworth and Davis-Dinsmore

 H. Tucker Lake, Jr., 56 (2)    Vice President             1994       Since 2002, Vice President, and prior thereto Vice
                                                                      President, Trading, of the Fund, Ellsworth and
                                                                      Davis-Dinsmore

 Gary I. Levine, 46 (3,4)       Vice President,            1993       Since 2002, Vice President, Treasurer and Chief
                                Treasurer and Chief                   Financial Officer, and prior thereto, Treasurer and
                                Financial Officer                     Assistant Secretary of the Fund, Ellsworth and
                                                                      Davis-Dinsmore

 Germaine M. Ortiz, 33          Vice President             1996       Since 1999, Vice President, and prior thereto,
                                                                      Assistant Vice President of the Fund, Ellsworth and
                                                                      Davis-Dinsmore

 Sigmund Levine, 79 (3,5)       Secretary                  1986       Senior Vice President and Secretary of the Fund,
                                                                      Ellsworth and Davis-Dinsmore

(1)  Thomas H. Dinsmore and Jane D. O'Keeffe are brother and sister.
(2)  H. Tucker Lake, Jr. is the cousin of Thomas H. Dinsmore and Jane D.
     O'Keeffe.
(3)  Sigmund Levine is the father of Gary I. Levine.
(4)  Gary I. Levine was elected Secretary of the Fund as of November 17, 2003.
(5)  Sigmund Levine retired as Secretary of the Fund as of November 17, 2003.

                         BANCROFT CONVERTIBLE FUND, INC.
                          65 MADISON AVENUE, SUITE 550
                          MORRISTOWN, NEW JERSEY 07960
                              www.bancroftfund.com

                                     [LOGO]
                            Printed on recycled paper

ITEM 2. CODE OF ETHICS.

Effective May 15, 2003, the Board of Directors of the Fund has adopted a code of ethics that applies to the Fund's principal executive officer and principal financial officer. See attached Exhibit EX-99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the Fund has determined that no member of the Board serving on the Audit Committee meets the SEC definition of "audit committee financial expert." The Fund's Audit Committee consists of four directors who are not "interested persons" of the Fund within the meaning of the Investment Company Act of 1940, as amended. These directors are also "independent" from the Funds within the meaning of Section 10A of the Securities Exchange Act of 1934, as amended. Members of the Audit Committee have diverse backgrounds in manufacturing, finance, advertising and education, and the Board believes that such members are fully qualified to monitor the internal accounting operations and the independent auditors of the Fund, and to monitor the disclosures of the Fund contained in the Fund's financial statements. In addition, the Audit Committee has the ability on its own to retain independent accountants or other consultants whenever it deems appropriate. The Fund's Board believes that all of the foregoing is equivalent to having an audit committee financial expert on the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Fund has a separately designated Audit Committee in established accordance with Section 3(a)(58)(A) of the Exchange Act:

The members of the Audit Committee are:

WILLIAM A. BENTON

ELIZABETH C. BOGAN, PH.D.

DONALD M. HALSTED, JR.

GEORGE R. LIEBERMAN

(b) Not applicable.

ITEM 6. [RESERVED BY SEC FOR FUTURE USE.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                         Bancroft Convertible Fund, Inc.
               Ellsworth Convertible Growth and Income Fund, Inc.
                        Davis-Dinsmore Management Company
                             Proxy Voting Guidelines

                            (Adopted April 14, 2003)

These proxy voting guidelines have been adopted by the Boards of Directors of Bancroft Convertible Fund, Inc. and Ellsworth Convertible Growth and Income Fund, Inc. (collectively, the "Funds"), as well as by the Board of Directors of Davis-Dinsmore Management Company ("Davis-Dinsmore").

The Boards of Directors of the Funds have delegated to Davis-Dinsmore responsibility for voting proxies received by the Funds in their capacities as shareholders of various companies. The Boards recognize that, due to the nature of the Funds' investments, the Funds do not frequently receive proxies.

Davis-Dinsmore exercises its voting responsibility with the overall goal of maximizing the value of the Funds' investments. The portfolio managers at Davis-Dinsmore oversee the voting policies and decisions for the Funds.
In evaluating voting issues, the portfolio managers may consider information from many sources, including management of a company presenting a proposal, shareholder groups, research analysts, and independent proxy research services.

Set forth below are the proxy voting guidelines:

A.   Matters Related to the Board of Directors

     1. The Funds generally will support the election of nominees recommended by management for election as directors. In determining whether to support a particular nominee, Davis-Dinsmore will consider whether the election of that nominee will cause a company to have less than a majority of independent directors.

     2. The Funds generally will support proposals to de-classify boards of directors if fewer than 66 2/3% of the directors are independent, and will generally vote against proposals to classify boards of directors.

     3. The Funds generally will withhold a vote in favor of a director who has served on a committee which has approved excessive compensation arrangements or proposed equity-based compensation plans that unduly dilute the ownership interests of stockholders.

B.   Matters Related to Independent Auditors

     1. The Funds generally will vote in favor of independent accountants approved by the company. Prior to such vote, however, Davis-Dinsmore will take into consideration whether non-audit fees make up more than 50 to 75% of the total fees paid by the company to the independent auditors, and the nature of the non-audit services provided.

C.   Corporate Governance Matters

     1. As a general rule, the Funds will vote against proposals recommended by management of a company that are being made primarily to implement anti-takeover measures, and will vote in favor of proposals to eliminate policies that are primarily intended to act as anti-takeover measures.

     2. Subject to the other provisions of these guidelines, including without limitation provision C.1. above, the Funds generally will vote in accordance with management's recommendations regarding routine matters, including the following:

          a.   Fixing number of directors;

          b.   Stock splits; and

          c.   Change of state of incorporation for specific corporate purposes.

D.   Matters Related to Equity-Based Compensation Plans

     1. The Fund generally will vote in favor of broad-based stock option plans for executives, employees or directors which would not increase the aggregate number of shares of stock available for grant under all currently active plans to over 10% of the total number of shares outstanding.

     2. The Funds generally will vote in favor of employee stock purchase plans and employee stock ownership plans permitting purchase of company stock at 85% or more of fair market value.

E.   Contested Matters

     1. Contested situations will be evaluated on a case by case basis by the portfolio manager at Davis-Dinsmore principally responsible for the particular portfolio security.

F.   Miscellaneous Matters

     1. The Funds may in their discretion abstain from voting shares that have been recently sold.

     2. The Funds generally will abstain from voting on issues relating to social and/or political responsibility.

     3. Proposals that are not covered by the above-stated guidelines will be evaluated on a case by case basis by the portfolio manager at Davis-Dinsmore principally responsible for the particular portfolio security.


G.   Material Conflicts of Interest

     1. Conflicts of interest may arise from time to time between Davis-Dinsmore and the Funds. Examples of conflicts of interests include:

          a. Davis-Dinsmore may manage a pension plan, administer employee benefit plans, or provide services to a company whose management is soliciting proxies;

          b. Davis-Dinsmore or its officers or directors may have a business or personal relationship with corporate directors, candidates for directorships, or participants in proxy contests;

          c. Davis-Dinsmore may hold a position in a security contrary to shareholder interests.

     2. If a conflict of interest arises with respect to a proxy voting matter, the portfolio manager will promptly notify the Funds' Audit Committee and counsel for independent directors and the proxies will be voted in accordance with direction received from the Audit Committee.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 9. CONTROLS AND PROCEDURES

Conclusions of principal officers concerning controls and procedures

(a) As of December 22, 2003, an evaluation was performed under the supervision and with the participation of the officers of Bancroft Convertible Fund, Inc. (the "Company"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the Company's officers, including the PEO and PFO, concluded that, as of December 22, 2003, the Company's disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the Company is made known to the PEO and PFO.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics

     A code of ethics, effective May 15, 2003, that applies to the Fund's principal executive officer and principal financial officer is attached hereto.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.906CERT.

SIGNATURES

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Convertible Fund, Inc.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board
    (Principal Executive Officer)

Date: December 29, 2003

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board
    (Principal Executive Officer)

Date: December 29, 2003

By: /s/Gary I. Levine
    Gary I. Levine
    Vice President and Treasurer
    (Principal Financial Officer)

Date: December 29, 2003